Fair Value Measurements - Additional Information (Detail) - Available-for-sale securities - JPY (¥)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transfers in or out of Level 3	¥ 0	¥ 0
Equity securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Assets transferred out of Level 2 to Level 1	¥ 3,887,000,000
Assets transferred out of Level 3 to Level 2			¥ 869,000,000